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MetLife Insurance Company of Connecticut
1300 Hall Boulevard
Bloomfield, CT 06002

                                                                     May 6, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  MetLife of CT Fund UL for Variable Life Insurance
          File No. 333-96519 (MetLife Variable Life)
          Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Fund UL for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement and Statement of Additional Information being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and Statement of Additional Information contained in the Post-Effective Amendment No. 15 for the Account filed electronically with the Commission on April 9, 2009.

     If you have any questions, please contact me at (617) 578-3031.

                                        Sincerely,


                                        /s/ John E. Connolly, Jr.
                                        John E. Connolly, Jr.